Employee benefit plans - Expected benefit payments (Detail) ¥ in Millions	Mar. 31, 2023 JPY (¥)
Employee Benefit Plans [Abstract]
2024	¥ 16,237
2025	15,753
2026	15,135
2027	14,373
2028	15,048
2029-2033	¥ 59,580